Financial instruments and financial risk factors - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Mar. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Finance debt	$ 10,000	$ 67,724	$ 65,132
Financial liabilities
Financial assets (liabilities)		(88,573)	(78,658)
Trade and other payables
Financial liabilities
Financial liabilities		(59,662)	(61,073)
Derivatives
Financial liabilities
Financial liabilities		(8,798)	(8,933)
Accruals
Financial liabilities
Financial liabilities		(6,062)	(5,201)
Lease liabilities
Financial liabilities
Financial liabilities		(9,722)	(667)
Borrowings
Financial liabilities
Financial liabilities		(67,724)	(65,132)
Other financial assets
Financial assets
Financial assets		1,445	1,563
Loans
Financial assets
Financial assets		969	963
Trade and other receivables
Financial assets
Financial assets		24,271	24,080
Derivatives
Financial assets
Financial assets		10,467	8,991
Cash and cash equivalents
Financial assets
Financial assets		22,472	22,468
Financial liabilities at fair value through profit or loss, category | Derivatives
Financial liabilities
Financial liabilities		(8,122)	(7,685)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)		(193)	(821)
Derivative hedging instruments | Derivatives
Financial liabilities
Financial liabilities		(676)	1,248
Designated as measured at fair value through other comprehensive income
Financial liabilities
Financial assets (liabilities)		(96,039)	(82,505)
Designated as measured at fair value through other comprehensive income | Trade and other payables
Financial liabilities
Financial liabilities		(55,891)	(56,790)
Designated as measured at fair value through other comprehensive income | Accruals
Financial liabilities
Financial liabilities		(6,062)
Financial assets (liabilities)			(5,201)
Designated as measured at fair value through other comprehensive income | Lease liabilities
Financial liabilities
Financial liabilities		(9,722)	(667)
Designated as measured at fair value through other comprehensive income | Borrowings
Financial liabilities
Financial liabilities		(67,724)	(65,132)
Mandatorily measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)		7,659	4,668
Mandatorily measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets		1,445	1,563
Mandatorily measured at fair value through profit or loss | Loans
Financial assets
Financial assets		63	124
Mandatorily measured at fair value through profit or loss | Derivatives
Financial assets
Financial assets		9,984	8,564
Mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Financial assets
Financial assets		4,289	2,102
Measured at amortized cost | Loans
Financial assets
Financial assets		906	839
Measured at amortized cost | Trade and other receivables
Financial assets
Financial assets		24,271	24,080
Measured at amortized cost | Cash and cash equivalents
Financial assets
Financial assets		18,183	20,366
Derivative hedging instruments | Derivatives
Financial assets
Financial assets		$ 483	427
Previously reported
Disclosure of detailed information about financial instruments [line items]
Finance debt			$ 65,799